Document and Entity Information	6 Months Ended
Jun. 30, 2023
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	GDEV Inc.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001848739
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 6 to the Registration Statement on Form F 1 (File No. 333 259707) (as amended, the "Registration Statement") of GDEV Inc. (formerly, Nexters Inc.) (the "Company"), as originally declared effective by the Securities and Exchange Commission (the "SEC") on September 27, 2021, is being filed to amend and restate the prospectus included as part of the Registration Statement (i) in response to a comment letter we received from the SEC regarding our Post-Effective Amendment No. 5 to the Registration Statement filed on October 18, 2022, (ii) to update and supplement the disclosures set forth in the prospectus to include certain information contained in the Company's 2022 Annual Report on Form 20 F filed with the SEC on June 26, 2023, and (iii) to update certain other information included in the prospectus. The information included in this filing amends this Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 6. All applicable registration fees were paid at the time of the original filing of the Registration Statement.